Information by Segment - Summary of Geographic Disclosure (Parenthetical) (Detail) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Total Non Current Assets	$ 464,468	$ 398,774
Mexico [member]
Disclosure of geographical areas [line items]
Total Non Current Assets	236,915	185,857
Brazil [member]
Disclosure of geographical areas [line items]
Total Non Current Assets	79,710	76,869
Colombia [member]
Disclosure of geographical areas [line items]
Total Non Current Assets	16,463	16,664
Argentina [member]
Disclosure of geographical areas [line items]
Total Non Current Assets	4,043	4,538
Chile [member]
Disclosure of geographical areas [line items]
Total Non Current Assets	31,487	16,787
Uruguay [member]
Disclosure of geographical areas [line items]
Total Non Current Assets	$ 4,781	$ 5,145